RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TC Energy has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings, cash flow and shareholder value.
Risk management strategies, policies and limits are designed to ensure TC Energy's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds. The Company assesses contracts used to manage market risk to determine whether all, or a portion, meets the definition of a derivative.
Derivative contracts the Company uses to assist in managing the exposure to market risk may consist of the following:

•	Forwards and futures contracts – agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future

•	Swaps – agreements between two parties to exchange streams of payments over time according to specified terms

•
Options – agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period.

Commodity price risk
The following strategies may be used to manage exposure to commodity price risk in the Company's non-regulated businesses:

•
In the Company's power generation business, TC Energy manages the exposure to fluctuating commodity prices through long-term contracts and hedging activities including selling and purchasing power and natural gas in forward markets

•
In the Company's non-regulated natural gas storage business, TC Energy's exposure to seasonal natural gas price spreads is managed with a portfolio of third-party storage capacity contracts and through offsetting purchases and sales of natural gas in forward markets to lock in future positive margins

•
In the Company's liquids marketing business, TC Energy enters into pipeline and storage terminal capacity contracts, as well as crude purchase and sale agreements. TC Energy fixes a portion of its exposure on these contracts by entering into derivative instruments to manage its variable price fluctuations that arise from physical liquids transactions.

In May 2019, TC Energy sold its remaining U.S. Power marketing contracts completing the divestiture of its U.S. Northeast power business which began in 2017, greatly reducing its exposure to electricity price risk.
Interest rate risk
TC Energy utilizes short-term and long-term debt to finance its operations which exposes the Company to interest rate risk. TC Energy typically pays fixed rates of interest on its long-term debt and floating rates on its commercial paper programs and amounts drawn on its credit facilities. A small portion of TC Energy's long-term debt is at floating interest rates. In addition, the Company is exposed to interest rate risk on financial instruments and contractual obligations containing variable interest rate components. The Company manages its interest rate risk using interest rate swaps.
Many of TC Energy's financial instruments and contractual obligations with variable rate components reference the London Interbank Offered Rate (LIBOR). This rate will cease to be published at the end of 2021 and will likely be replaced by a secured overnight financing rate. The Company will continue to monitor developments and the impact, if any, on the business.
Foreign exchange risk
TC Energy generates revenues and incurs expenses and capital expenditures that are denominated in currencies other than Canadian dollars. As a result, the Company's earnings and cash flows are exposed to currency fluctuations.
A portion of TC Energy's businesses generate earnings in U.S. dollars, but since its financial results are reported in Canadian dollars, changes in the value of the U.S. dollar against the Canadian dollar can affect its net income. As the Company's U.S. dollar-denominated operations continue to grow, this exposure increases. A portion of this risk is offset by interest expense on U.S. dollar-denominated debt. The balance of the exposure is actively managed on a rolling one-year basis using foreign exchange derivatives, however, the natural exposure beyond that period remains.
Net investment hedges
The Company hedges a portion of its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency swaps and foreign exchange options.
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

	2019		2018
at December 31	Fair Value[1,2]	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2023)[3]	3	US 100	(43)	US 300
U.S. dollar foreign exchange options (maturing 2020 to 2021)	10	US 3,000	(47)	US 2,500
	13	US 3,100	(90)	US 2,800

1	Fair value equals carrying value.

2	No amounts have been excluded from the assessment of hedge effectiveness.

3	In 2019, Net income includes net realized gains of nil (2018 – gains of $2 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.
The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2019	2018
(millions of Canadian $, unless otherwise noted)

Notional amount	29,300 (US 22,600)	31,000 (US 22,700)
Fair value	33,400 (US 25,700)	31,700 (US 23,200)

Counterparty Credit Risk
TC Energy's exposure to counterparty credit risk consists of its cash and cash equivalents, accounts receivable, available-for-sale assets, the fair value of derivative assets and a loan receivable.
During the year, continued low natural gas prices presented increased financial challenges for some of our natural gas shippers that resulted in restructuring and bankruptcy for certain shipper entities with no significant negative impact to the Company's 2019 earnings or cash flow. The Company monitors its counterparties and reviews its accounts receivable regularly and, if needed, the Company records allowances for doubtful accounts using the specific identification method. At December 31, 2019 and 2018, there were no significant amounts past due or impaired, no significant credit risk concentration and no significant credit losses during the year.
At times, the Company's counterparties may endure financial challenges resulting from commodity price and market volatility, economic instability and political or regulatory changes. In addition to actively monitoring these situations, there are a number of factors that mitigate TC Energy's counterparty credit risk exposure in the event of default, including:

•	contractual rights and remedies together with the utilization of contractually-based financial assurances

•	current regulatory frameworks governing certain TC Energy operations

•	competitive position of the Company's assets and the demand for the Company's services, and

•	potential recovery of unpaid amounts through bankruptcy and similar proceedings.
TC Energy has significant credit and performance exposures to financial institutions because they hold cash deposits and provide committed credit lines and letters of credit that help manage the Company's exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
Fair Value of Non-Derivative Financial Instruments
Available-for-sale assets are recorded at fair value which is calculated using quoted market prices where available. Certain non-derivative financial instruments included in cash and cash equivalents, accounts receivable, intangible and other assets, notes payable, accounts payable and other, accrued interest and other long-term liabilities have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity. Each of these instruments are classified in Level II of the fair value hierarchy.
Credit risk has been taken into consideration when calculating the fair value of non-derivative financial instruments.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2019		2018
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion[1,2] (Note 18)	(36,985)	(43,187)	(39,971)	(42,284)
Junior subordinated notes (Note 19)	(8,614)	(8,777)	(7,508)	(6,665)
	(45,599)	(51,964)	(47,479)	(48,949)

1	Long-term debt is recorded at amortized cost, except for US$200 million (2018 – US$750 million) that is attributed to hedged risk and recorded at fair value.

2
Net income in 2019 included unrealized losses of $3 million (2018 – $2 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$200 million of long-term debt at December 31, 2019 (2018 – US$750 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available-for-Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available-for-sale assets:

	2019		2018
at December 31	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2]
Maturing within 1 year	—	6	—	22
Maturing within 1-5 years	26	100	—	110
Maturing within 5-10 years	801	—	140	—
Maturing after 10 years	61	—	952	—
Fair value of equity securities[2]	556	—	—	—
	1,444	106	1,092	132

1	Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

2	Available-for-sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.

	2019		2018		2017
year ended December 31 (millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized gains/(losses)	32	3	11	—	(3)	1
Net realized gains/(losses)[3]	60	—	(4)	—	(1)	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Gains and losses on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.

3	Realized gains and losses on the sale of LMCI restricted investments are determined using the average cost basis.
Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives has been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of commodity derivatives has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used. The fair value of options has been calculated using the Black-Scholes pricing model. Credit risk has been taken into consideration when calculating the fair value of derivative instruments. Unrealized gains and losses on derivative instruments are not necessarily representative of the amounts that will be realized on settlement.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in net income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipeline exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, are expected to be recovered or refunded through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory assets or regulatory liabilities and are refunded to or collected from the ratepayers in subsequent years when the derivative settles.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of derivative instruments as at December 31, 2019 is as follows:

at December 31, 2019	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	—	—	—	118	118
Foreign exchange	—	—	10	61	71
Interest rate	—	1	—	—	1
	—	1	10	179	190
Intangible and other assets (Note 13)
Foreign exchange	—	—	5	—	5
Interest rate	2	—	—	—	2
	2	—	5	—	7
Total Derivative Assets	2	1	15	179	197

Accounts payable and other (Note 15)
Commodities[2]	(4)	—	—	(104)	(108)
Foreign exchange	—	—	(1)	(3)	(4)
Interest rate	(3)	—	—	—	(3)
	(7)	—	(1)	(107)	(115)
Other long-term liabilities (Note 16)
Commodities[2]	(6)	—	—	(11)	(17)
Foreign exchange	—	—	(1)	—	(1)
Interest rate	(63)	—	—	—	(63)
	(69)	—	(1)	(11)	(81)
Total Derivative Liabilities	(76)	—	(2)	(118)	(196)
Total Derivatives	(74)	1	13	61	1

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2018 is as follows:

at December 31, 2018	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	716	717
Foreign exchange	—	—	16	1	17
Interest rate	3	—	—	—	3
	4	—	16	717	737
Intangible and other assets (Note 13)
Commodities[2]	1	—	—	50	51
Foreign exchange	—	—	1	—	1
Interest rate	8	1	—	—	9
	9	1	1	50	61
Total Derivative Assets	13	1	17	767	798

Accounts payable and other (Note 15)
Commodities[2]	(4)	—	—	(622)	(626)
Foreign exchange	—	—	(105)	(188)	(293)
Interest rate	—	(3)	—	—	(3)
	(4)	(3)	(105)	(810)	(922)
Other long-term liabilities (Note 16)
Commodities[2]	—	—	—	(28)	(28)
Foreign exchange	—	—	(2)	—	(2)
Interest rate	(11)	(1)	—	—	(12)
	(11)	(1)	(2)	(28)	(42)
Total Derivative Liabilities	(15)	(4)	(107)	(838)	(964)
Total Derivatives	(2)	(3)	(90)	(71)	(166)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company's risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company's exposures to market risk.
Derivatives in fair value hedging relationships
The following table details amounts recorded on the Consolidated balance sheet in relation to cumulative adjustments for fair value hedges included in the carrying amount of the hedged liabilities:

at December 31	Carrying amount		Fair value hedging adjustments[1]
(millions of Canadian $)	2019	2018	2019	2018

Current portion of long-term debt	—	(748)	—	3
Long-term debt	(260)	(273)	(1)	—
	(260)	(1,021)	(1)	3

1	At December 31, 2019 and 2018, adjustments for discontinued hedging relationships included in these balances were nil.
Notional and Maturity Summary
The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2019	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	492	14	39	—	—
Sales[1]	2,089	22	53	—	—
Millions of U.S. dollars	—	—	—	3,153	1,600
Millions of Mexican pesos	—	—	—	800	—
Maturity dates	2020-2024	2020-2027	2020	2020	2020-2030

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2018	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	23,865	44	59	—	—
Sales[1]	17,689	56	79	—	—
Millions of U.S. dollars	—	—	—	3,862	1,650
Maturity dates	2019-2023	2019-2027	2019	2019	2019-2030

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.
Unrealized and Realized (Losses)/Gains on Derivative Instruments
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2019	2018	2017
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized (losses)/gains in the year
Commodities[2]	(111)	28	62
Foreign exchange	245	(248)	88
Interest rate	—	—	(1)
Amount of realized gains/(losses) in the year
Commodities	378	351	(107)
Foreign exchange	(70)	(24)	18
Interest rate	—	—	1
Derivative instruments in hedging relationships
Amount of realized (losses)/gains in the year
Commodities	(6)	(1)	23
Foreign exchange	—	—	5
Interest rate	2	(1)	1

1
Realized and unrealized gains and losses on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange held-for-trading derivative instruments are included on a net basis in Interest expense and Interest income and other, respectively.

2	In 2019, 2018 and 2017, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
Derivatives in cash flow hedging relationships
The components of OCI (Note 23) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI[1]
Commodities	(15)	(1)	(1)
Interest rate	(63)	(13)	4
	(78)	(14)	3

1	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI and AOCI.
Effect of fair value and cash flow hedging relationships
The following table details amounts presented in the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships are recorded.

year ended December 31	2019	2018	2017
(millions of Canadian $)

Fair Value Hedges
Interest rate contracts[1]
Hedged items	(19)	(71)	(74)
Derivatives designated as hedging instruments	1	(4)	1
Cash Flow Hedges
Reclassification of (losses)/gains on derivative instruments from AOCI to net income[2,3]
Interest rate contracts[1]	(12)	(22)	(17)
Commodity contracts[4]	(7)	(5)	20

1	Presented within Interest expense in the Consolidated statement of income.

2
Refer to Note 23, Other comprehensive (loss)/income and accumulated other comprehensive loss, for the components of OCI related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests.

3	There are no amounts recognized in earnings that were excluded from effectiveness testing.

4	Presented within Revenues (Power and Storage) in the Consolidated statement of income.
Offsetting of derivative instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TC Energy has no master netting agreements, however, similar contracts are entered into containing rights to offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis on the Consolidated balance sheet. The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2019	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	118	(76)	42
Foreign exchange	76	(5)	71
Interest rate	3	(1)	2
	197	(82)	115
Derivative instrument liabilities
Commodities	(125)	76	(49)
Foreign exchange	(5)	5	—
Interest rate	(66)	1	(65)
	(196)	82	(114)

1	Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2018	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	768	(626)	142
Foreign exchange	18	(18)	—
Interest rate	12	(4)	8
	798	(648)	150
Derivative instrument liabilities
Commodities	(654)	626	(28)
Foreign exchange	(295)	18	(277)
Interest rate	(15)	4	(11)
	(964)	648	(316)

1	Amounts available for offset do not include cash collateral pledged or received.
With respect to the derivative instruments presented above, the Company provided cash collateral of $58 million and letters of credit of $25 million at December 31, 2019 (2018 – $143 million and $22 million, respectively) to its counterparties. At December 31, 2019, the Company held no cash collateral and no letters of credit (2018 – nil and $1 million, respectively) from counterparties on asset exposures.
Credit-risk-related contingent features of derivative instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade. The Company may also need to provide collateral if the fair value of its derivative financial instruments exceeds pre-defined exposure limits.
Based on contracts in place and market prices at December 31, 2019, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $4 million (2018 – $6 million), for which the Company has provided no collateral in the normal course of business. If the credit-risk-related contingent features in these agreements were triggered on December 31, 2019, the Company would have been required to provide collateral of $4 million (2018 – $6 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I
Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.

Level II
This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and commodity derivatives where fair value is determined using the market approach.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.

Level III
This category mainly includes long-dated commodity transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, if not available, long-term broker quotes to estimate the fair value for these transactions.
There is uncertainty caused by using unobservable market data which may not accurately reflect possible future changes in fair value.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions, are categorized as follows:

at December 31, 2019	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	81	37	—	118
Foreign exchange	—	76	—	76
Interest rate	—	3	—	3
Derivative Instrument Liabilities
Commodities	(77)	(41)	(7)	(125)
Foreign exchange	—	(5)	—	(5)
Interest rate	—	(66)	—	(66)
	4	4	(7)	1

1	There were no transfers from Level II to Level III for the year ended December 31, 2019.

at December 31, 2018	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	581	187	—	768
Foreign exchange	—	18	—	18
Interest rate	—	12	—	12
Derivative Instrument Liabilities
Commodities	(555)	(95)	(4)	(654)
Foreign exchange	—	(295)	—	(295)
Interest rate	—	(15)	—	(15)
	26	(188)	(4)	(166)

1	There were no transfers from Level II to Level III for the year ended December 31, 2018.
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2019	2018

Balance at beginning of year	(4)	(7)
Transfers out of Level III	4	5
Total (losses)/gains included in Net income	(3)	8
Total losses included in OCI	(4)	—
Settlements	—	(9)
Foreign exchange	—	(1)
Balance at end of year[1]	(7)	(4)
1
Revenues include unrealized losses of $3 million attributed to derivatives in the Level III category that were still held at December 31, 2019 (2018 – unrealized losses of $5 million).